Subsequent Events (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended
	Apr. 13, 2017	Apr. 17, 2017	Dec. 31, 2016	Mar. 31, 2017	Feb. 08, 2017
Rights offerings					50,000,000
Maximum amount of right offering					$ 5,000,000
Subsequent Event [Member]
Debt conversion, original debt, interest rate of debt		5.00%
Sale and Leaseback [Member] | Subsequent Event [Member]
Sale of certain operational equipment	$ 1,700,000
Lease period	48 months
Monthly rental payments	$ 44,720
Equity Incentive Program [Member]
Number common stock issued				3,481,540
Number of shares new issue			236,702	44,040
Warrants issued				3,437,500